LONG TERM INVESTMENTS	12 Months Ended
Dec. 31, 2018
LONG TERM INVESTMENTS
LONG TERM INVESTMENTS

12.    LONG TERM INVESTMENTS

Long term investments consisted of the following:

	December 31,
	2017	2018
	RMB’000	RMB’000	US$’000

Cost method investments:
PRC Fund	10,103	10,103	1,469
United States Fund	20,045	20,045	2,916
Investment in Flashapp Inc. (“Flashapp”)	12,240	12,240	1,780

Investment in ordinary shares of an unlisted company in PRC ("Investee A")	6,000	6,000	873
Investment in preferred shares of an unlisted company in PRC ("Investee B")	400	400	58
Available-for-sale investments:
Investment in convertible borrowings of an unlisted company in Cayman Islands ("Investee D")	3,973	3,973	578
Less: accumulated impairment	(22,613)	(22,613)	(3,289)
Total	30,148	30,148	4,385

Cost method investments

In 2017, the Group made an additional RMB361,000 (US$53,000) investment in the United States Fund. As of December 31, 2017 and 2018, the Group had made an accumulated investment in the United States Fund of RMB20,045,000.  Given that the Group holds less than five percent interest in each fund, the Group has accounted for such investments using the cost method.

In 2011, the Company made a 9-year term investment in the PRC Fund in the amount of RMB 10,103,000. Given that the Company holds less than five percent interest in each fund, the Company has accounted for such investments using the cost method.

In 2013, the Group entered into an agreement with Flashapp, a private company in Cayman Island to purchase 13,971,428 Series A Preferred Shares for RMB12,240,000. The Company has the contingent redemption right on or after five years from the issuance date to request redemption of all its Series A Preferred Shares holders, at a redemption price equal to 120% of its original issuance price. The Board of Directors of Flashapp shall consist of five persons, where the Company, as a majority of Series A Preferred Shares may appoint two directors. The Group, through the directors appointed, has the ability to exercise significant influence over the operating and financial policies of Flashapp and hence, Flashapp is a related party of the Group. However, the Series A Preferred Shares are not in substance common stock and therefore the Group has accounted for the investment as cost method investment carried at cost. In 2016, the Group believed that there was a decline in value that was other than temporary and recorded RMB12,240,000 in "impairment of long-term investments" in the consolidated statement of comprehensive loss.

On August 25, 2014, the Group entered into an agreement with an unlisted company in the PRC ("Investee A") to acquire 6.25% interest for RMB6,000,000. The Company has accounted for the investment as cost method investments carried at cost. In 2016, the Company believed that there was a decline in value that was other than temporary, and recorded RMB6,000,000 in "impairment of long-term investments" in the consolidated statement of comprehensive loss.

Investment in investee B was fully impaired in 2017.

Available for sale investments

On February 19, 2014, the Company entered into an agreement with a private company in Cayman Islands (“Investee D”) to issue a convertible loan of RMB3,068,000 at an interest rate of US prime rate plus 2% for 2 years. The Company has the right to request conversion of all its convertible loan upon Investee D’s successful Series A financing, at a price less than 25% of its Series A financing price. The Company has accounted for the investment in the convertible loan as an available for sale investment where such investment will be carried at fair value, with unrealized gains and losses reported as other comprehensive income/(loss) in the consolidated statements of comprehensive loss until realized. In 2016, the Company agreed to extend the terms of the convertible loan to August 19, 2017 and expected to exercise its conversion option upon the completion of Series A financing. In 2017, the Group believed that there was a decline in value that was other than temporary, and recorded RMB3,290,000 (US$506,000) in “impairment of long-term investments” in the consolidated statement of comprehensive loss.